CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents - non-restricted	$ 2,136,520	$ 1,256,841
Cash and cash equivalents - restricted	727,857	696,578
Investments - restricted	1,024,134	3,087,572
Investments - non-restricted	3,360,773	2,832,972
Gross finance receivables	396,803,008	405,233,539
Less: Unearned fees and premiums	(35,892,490)	(49,132,513)
Allowance for credit losses	(29,000,000)	(25,396,255)
Net finance receivables	331,910,518	330,704,771
Furniture and equipment, net	565,027	110,056
Net deferred tax asset	13,377,298	8,547,625
Prepaid and other assets	7,913,040	4,958,825
Deferred acquisition costs	5,485,083	5,917,860
Goodwill	31,474,280	31,474,280
Intangibles, net	5,504,600	7,740,200
Total assets	403,479,130	397,327,580
LIABILITIES AND STOCKHOLDER'S EQUITY
Revolving credit line - banks	19,450,000
Accounts payable	536,919	217,661
Accrued expenses and other liabilities	9,898,053	8,156,940
Amortizing term notes	186,230,677	214,490,826
Investment notes	67,428,441	59,724,991
Total liabilities	283,544,090	282,590,418
Stockholder's equity:
Common stock, no par value; 1 share issued and outstanding	86,394,200	86,394,200
Accumulated other comprehensive income	58,410	114,522
Retained earnings	33,482,430	28,228,440
Total stockholder's equity	119,935,040	114,737,162
Total liabilities and stockholder's equity	$ 403,479,130	$ 397,327,580